SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Dec. 12, 2016	Dec. 09, 2016
Warrant Tender Offer [Member] | Private Placement Offering [Member]
Number of shares issued	21,549,510
Number of common shares issued	6,863,000
Date from which warrants exercisable	Oct. 28, 2016
Expiration date	Dec. 09, 2016
Proceeds from issuance of warrants	$ 3,431,500
Outstanding PPO Warrants percentage		31.80%
Discription of warrant offer

(i) receive four shares of common stock for each warrant exercised rather than one, (ii) reduce the exercise price to $0.50 per warrant in cash (or $0.125 per share); (iii) shorten the exercise period so that it expired concurrently with the expiration of the Warrant Tender Offer at 5:00 p.m. (Eastern Time) on December 9, 2016, and (iv) delete any price-based anti-dilution provisions.

Exercise price (in dollars per share)	$ 2.00
Warrant Tender Offer [Member] | Private Placement Offering [Member] | Minimum [Member]
Exercise price (in dollars per share)	0.125
Warrant Tender Offer [Member] | Private Placement Offering [Member] | Maximum [Member]
Exercise price (in dollars per share)	$ 1.00
Square 1 Warrants [Member]
Number of shares issued	11,096
Number of common shares issued	66,574
Expiration date	Dec. 12, 2016
Discription of warrant offer

(i) change the expiration date to December 12, 2016, (ii) reduce the exercise price to $0.125 per share and (iii) remove any anti-dilution provisions. Immediately following the Square 1 Amendment, an assignee of Square 1 delivered a cashless exercise notice with respect to the Square 1 Warrants pursuant to which the Company issued an aggregate of 11,096 shares of Common Stock.

Exercise price (in dollars per share)	$ 0.125